Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Finished products	$ 3,859,259	$ 3,018,302
Work in process	546,473	492,015
Raw materials	1,015,266	847,909
Supplies	686,167	657,763
Inventory total	$ 6,107,165	$ 5,015,989